Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Trade Revenues Voyage and Time Charter Revenues

	December 31,
	2025	2024	2023
Commission revenue	2,312,490	2,072,752	3,409,716
Management fee revenue	695,051	1,111,791	1,173,139
Other revenue	1,414,565	149,599	347,419
Total	4,422,106	3,334,142	4,930,274

Voyage and time charter revenues from third parties for the years ended December 31, 2025, 2024 and 2023 consist of the following items.

	December 31,
	2025	2024	2023
Time charter revenue	16,666,482	15,260,157	22,047,017
Voyage revenue	27,528,241	-	-
Address commissions	(674,588)	(79,457)	(78,338)
Total	43,520,135	15,180,700	21,968,679